Concentration of Risk and Financial Instruments (Options) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 26, 2012	Mar. 11, 2015	Feb. 09, 2015	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Loss from derivatives not designated as hedging instruments	$ (96)	$ (66)
Rudolph [Member]
Derivatives, Fair Value [Line Items]
Litigation awarded value			1,292
Rudolph [Member] | Subsequent Event [Member]
Derivatives, Fair Value [Line Items]
Litigation awarded value				15,000	14,500	15,750
Foreign Exchange Buy Put Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	4,250
Derivative, Fair Value, Net	13
Foreign Exchange Sell Call Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	4,250
Derivative, Fair Value, Net	$ (102)